GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2017	2016
Balance at beginning of year	$154,114	$156,488
Goodwill acquired (note 5(a) and 5(b))	51,848	2,702
Foreign currency translation adjustments	12,554	(5,076)
	$218,516	$154,114

OEM Solutions	$111,348	$101,404
Enterprise Solutions	27,405	26,469
IoT Services	79,763	26,241
	$218,516	$154,114